Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,491	¥ 9,244	¥ 9,204
Interest cost on projected benefit obligation	3,831	3,894	3,979
Expected return on plan assets	(1,569)	(1,714)	(1,649)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,644	1,497	2,190
Net periodic pension cost	11,615	11,139	11,942
NTT CDBP
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,478	3,256	3,216
Interest cost on projected benefit obligation	1,897	1,849	1,798
Expected return on plan assets	(1,519)	(1,583)	(1,402)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	1,024	326	874
Contribution from employees	(416)	(413)	(411)
Net periodic pension cost	¥ 4,107	¥ 3,078	¥ 3,718